Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	32 Months Ended	60 Months Ended	92 Months Ended	104 Months Ended	109 Months Ended	118 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 29, 2023	Sep. 30, 2022	Jan. 31, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 28, 2018	Sep. 29, 2017	Feb. 01, 2017	Sep. 30, 2016	Feb. 01, 2016	Sep. 30, 2015	Sep. 08, 2015	Aug. 09, 2015	Dec. 09, 2014	Sep. 30, 2014
C000061366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Water Fund (Class A /AWTAX) at POP
Account Value	[1],[2]	$ 21,601.0817	$ 21,601.0817	$ 21,601.0817	$ 21,601.0817	$ 21,601.0817	$ 21,601.0817	$ 21,601.0817	$ 21,601.0817	$ 16,474.65035	$ 14,819.20624		$ 19,424.00054	$ 15,009.78657	$ 13,480.36656	$ 12,380.73378	$ 12,014.57364		$ 11,105.73079		$ 9,173.6215				$ 10,000
Average Annual Return, Percent	[1],[2]	23.91%		8.65%					8.01%
C000061366 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Water Fund (Class A /AWTAX) at NAV
Average Annual Return, Percent	[3]	31.12%		9.89%					8.62%
C000061367 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Water Fund (Class C/AWTCX) at NAV and with CDSC
Account Value	[4],[5]	$ 21,193.8733	21,193.8733	$ 21,193.8733	21,193.8733	21,193.8733	21,193.8733	21,193.8733	$ 21,193.8733	16,285.46705	14,750.97012		19,492.2982	15,171.78709	13,732.89323	12,713.28638	12,421.11676		11,574.08432		9,634.255508				10,000
Average Annual Return, Percent	[4],[5]	30.14%		9.07%					7.80%
C000066034 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Water Fund (Institutional Class/AWTIX) at NAV
Account Value	[6]	$ 2,350,628.823	2,350,628.823	$ 2,350,628.823	2,350,628.823	2,350,628.823	2,350,628.823	2,350,628.823	$ 2,350,628.823	1,788,912.133	1,603,667.292		2,095,819.183	1,615,089.889	1,445,835.272	1,325,002.409	1,281,964.15		1,181,597.624		973,944.0987				1,000,000
Average Annual Return, Percent	[6]	31.40%		10.21%					8.92%
C000086672 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Class A /AOPAX) at POP
Account Value	[7],[8]	$ 15,395.87078	15,395.87078	$ 15,395.87078	15,395.87078	15,395.87078	15,395.87078	15,395.87078	$ 15,395.87078	12,935.39931	10,448.69985		16,020.51904	12,990.81617	11,987.45317	13,630.03418	12,753.23965		10,597.32655		10,086.32955				10,000
Average Annual Return, Percent	[7],[8]	12.48%		3.95%					4.41%
C000086672 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Class A /AOPAX) at NAV
Average Annual Return, Percent	[9]	19.02%		5.13%					5.00%
C000086673 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Class C/AOPCX) at NAV and with CDSC
Account Value	[10],[11]	$ 15,089.09927	15,089.09927	$ 15,089.09927	15,089.09927	15,089.09927	15,089.09927	15,089.09927	$ 15,089.09927	12,767.81086	10,396.9164		16,053.68649	13,119.83137	12,197.21812	13,978.74381	13,188.43493		11,046.15252		10,590.51518				10,000
Average Annual Return, Percent	[10],[11]	18.18%		4.35%					4.20%
C000086675 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Institutional Class/ALOIX) at NAV
Account Value	[12]	$ 1,664,098.207	1,664,098.207	$ 1,664,098.207	1,664,098.207	1,664,098.207	1,664,098.207	1,664,098.207	$ 1,664,098.207	1,395,472.942	1,124,900.038		1,720,601.161	1,392,669.321	1,282,292.145	1,455,076.416	1,358,748.887		1,126,782.322		1,069,944.062				1,000,000
Average Annual Return, Percent	[12]	19.29%		5.35%					5.22%
C000165874 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus International Small-Cap Fund (Class R6/AIISX) at NAV
Account Value	[13]	$ 3,973,876.225	3,973,876.225	$ 3,973,876.225	3,973,876.225	$ 3,973,876.225	3,973,876.225	3,973,876.225	$ 3,973,876.225	3,330,193.4	2,683,336		4,102,807.15	3,319,505.681	3,055,725.562	3,465,252.972	3,234,155.493		2,680,489.26	$ 2,500,000
Average Annual Return, Percent	[13]	19.33%		5.39%		5.49%
C000148056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Global Sustainability Fund (Class A /ASUAX) at POP
Account Value	[14],[15]	$ 20,699.77575	20,699.77575	$ 20,699.77575	20,699.77575	$ 20,699.77575	20,699.77575	$ 20,699.77575	20,699.77575	17,763.72482	14,515.06298		19,490.6972	15,641.13079	13,328.14532	13,011.69595	11,593.44448		10,086.04962		8,883			$ 10,000
Average Annual Return, Percent	[14],[15]	10.12%		7.98%				7.69%
C000148056 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Global Sustainability Fund (Class A /ASUAX) at NAV
Average Annual Return, Percent	[16]	16.53%		9.20%				8.32%
C000148057 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Global Sustainability Fund (Institutional Class/ASTNX) at NAV
Account Value	[17]	$ 2,242,700.37	2,242,700.37	$ 2,242,700.37	2,242,700.37	2,242,700.37	2,242,700.37	$ 2,242,700.37	2,242,700.37	1,919,204.12	1,564,654.4		2,095,730.47	1,677,204.955	1,426,342.114	1,389,816.861	1,235,172.398		1,071,731.959		942,000			1,000,000
Average Annual Return, Percent	[17]	16.86%		9.47%				8.58%
C000086658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Class A /ANZAX) at POP
Account Value	[18],[19]	$ 23,042.41586	23,042.41586	$ 23,042.41586	23,042.41586	23,042.41586	23,042.41586	$ 23,042.41586	$ 23,042.41586	19,926.54062	19,124.52376		23,922.75773	19,030.26648	13,745.96775	13,055.19019	11,174.42824		9,879.713897		9,280.566702				10,000
Average Annual Return, Percent	[18],[19]	9.28%		9.64%					8.71%
C000086658 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Class A /ANZAX) at NAV
Average Annual Return, Percent	[20]	15.64%		10.88%					9.32%
C000086659 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Class C/ANZCX) at NAV and with CDSC
Account Value	[21],[22]	$ 22,683.00772	22,683.00772	$ 22,683.00772	22,683.00772	22,683.00772	22,683.00772	22,683.00772	$ 22,683.00772	19,713.61534	19,070.43216		24,038.14363	19,269.78849	14,024.27405	13,416.9494	11,576.05185		10,301.85565		9,747.252297				10,000
Average Annual Return, Percent	[21],[22]	15.06%		10.09%					8.54%
C000086661 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Institutional Class/ANNPX) at NAV
Account Value	[23]	$ 2,513,547.312	2,513,547.312	$ 2,513,547.312	2,513,547.312	2,513,547.312	2,513,547.312	2,513,547.312	$ 2,513,547.312	2,162,835.133	2,070,362.112		2,583,565.404	2,050,194.112	1,477,112.754	1,398,455.414	1,194,264.172		1,051,882.288		985,175.4703				1,000,000
Average Annual Return, Percent	[23]	16.22%		11.22%					9.66%
C000235255 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Convertible Fund (Class R6/VAADX) at NAV
Account Value	[24]	$ 2,624,654.975	$ 2,624,654.975	$ 2,624,654.975	2,624,654.975	2,624,654.975	2,624,654.975	2,624,654.975	$ 2,624,654.975	2,256,323.45	2,158,231.3	$ 2,500,000
Average Annual Return, Percent	[24]	16.32%	1.84%
C000118783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at POP
Account Value	[25],[26]	$ 12,769.0789199999	$ 12,769.0789199999	$ 12,769.0789199999	12,769.0789199999	12,769.0789199999	12,769.0789199999	12,769.0789199999	$ 12,769.0789199999	11,427.62251	9,660.834382		14,401.11087	12,830.8042	10,908.21499	11,094.97707	11,600.71456		9,432.983692		7,883.541201				10,000
Average Annual Return, Percent	[25],[26]	5.39%		2.04%					2.47%
C000118783 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at NAV
Average Annual Return, Percent	[27]	11.52%		3.20%					3.06%
C000118784 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Emerging Markets Value Fund (Class C/AZMCX) at NAV and with CDSC
Account Value	[28],[29]	$ 12,541.08071	12,541.08071	$ 12,541.08071	12,541.08071	12,541.08071	12,541.08071	12,541.08071	$ 12,541.08071	11,311.89807	9,633.649685		14,464.85313	12,984.11425	11,114.03777	11,391.64183	12,001.27487		9,831.954251		8,276.405694				10,000
Average Annual Return, Percent	[28],[29]	10.66%		2.45%					2.29%
C000118780 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Emerging Markets Value Fund (Institutional Class/AZMIX) at NAV
Account Value	[30]	$ 1,385,731.452	1,385,731.452	$ 1,385,731.452	1,385,731.452	1,385,731.452	1,385,731.452	1,385,731.452	$ 1,385,731.452	1,236,982.489	1,043,407.351		1,551,420.556	1,379,007.794	1,169,092.2	1,186,308.442	1,237,293.966		1,003,257.248		836,413.9849				1,000,000
Average Annual Return, Percent	[30]	11.81%		3.46%					3.32%
C000075799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Class A /PALAX) at POP
Account Value	[31],[32]	$ 15,610.21567	15,610.21567	$ 15,610.21567	15,610.21567	15,610.21567	15,610.21567	15,610.21567	$ 15,610.21567	13,007.97602	11,880.96552		14,427.30616	12,527.72089	11,366.74972	11,030.49543	10,749.08104		9,607.197814		9,016.659964				10,000
Average Annual Return, Percent	[31],[32]	13.40%		5.35%					4.55%
C000075799 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Class A /PALAX) at NAV
Average Annual Return, Percent	[33]	20.00%		6.55%					5.15%
C000075793 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Class C/PALCX) at NAV and with CDSC
Account Value	[34],[35]	$ 15,331.85752	15,331.85752	$ 15,331.85752	15,331.85752	15,331.85752	15,331.85752	15,331.85752	$ 15,331.85752	12,856.56275	11,843.5711		14,479.81501	12,669.44896	11,593.20438	11,333.61727	11,121.82246		10,011.87998		9,469.740308				10,000
Average Annual Return, Percent	[34],[35]	19.25%		5.75%					4.37%
C000075797 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Institutional Class/PALLX) at NAV
Account Value	[36]	$ 1,691,083.985	1,691,083.985	$ 1,691,083.985	1,691,083.985	1,691,083.985	1,691,083.985	1,691,083.985	$ 1,691,083.985	1,403,776.334	1,280,391.146		1,550,429.942	1,342,790.08	1,216,341.436	1,176,976.709	1,143,615.813		1,020,376.692		956,075.3873				1,000,000
Average Annual Return, Percent	[36]	20.47%		6.81%					5.39%
C000160541 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Global Allocation Fund (Class R6/AGASX) at NAV
Account Value	[37]	$ 4,402,772.8	4,402,772.8	$ 4,402,772.8	4,402,772.8	4,402,772.8	$ 4,402,772.8	4,402,772.8	$ 4,402,772.8	3,654,019.125	3,330,514.325		4,030,447.625	3,490,909.954	3,157,009.184	3,054,861.407	2,967,231.283		2,639,888.191		2,471,578.95	$ 2,500,000
Average Annual Return, Percent	[37]	20.49%		6.88%			6.44%
C000103876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at POP
Account Value	[38],[39]	$ 15,001.13703	15,001.13703	$ 15,001.13703	15,001.13703	15,001.13703	$ 15,001.13703	15,001.13703	$ 15,001.13703	13,478.53284	12,176.25833		13,090.34236	11,838.49875	11,794.42146	11,467.56271	11,138.4766		10,682.42997		9,922.925571				10,000
Average Annual Return, Percent	[38],[39]	8.79%		4.45%					4.14%
C000103876 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at NAV
Average Annual Return, Percent	[40]	11.30%		4.93%					4.38%
C000103877 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Class C/ASHCX) at NAV and with CDSC
Account Value	[41],[42]	$ 14,975.4971	14,975.4971	$ 14,975.4971	14,975.4971	14,975.4971	14,975.4971	14,975.4971	$ 14,975.4971	13,477.69444	12,211.83511		13,159.80794	11,935.16237	11,920.14397	11,620.59893	11,310.35714		10,875.8731		10,125.30127				10,000
Average Annual Return, Percent	[41],[42]	11.11%		4.67%					4.12%
C000103878 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Institutional Class/ASHIX) at NAV
Account Value	[43]	$ 1,576,505.29	1,576,505.29	$ 1,576,505.29	1,576,505.29	1,576,505.29	1,576,505.29	1,576,505.29	$ 1,576,505.29	1,411,145.076	1,272,150.019		1,364,718.042	1,230,455.296	1,222,775.053	1,186,439.75	1,149,009.892		1,098,339.522		1,017,918.744				1,000,000
Average Annual Return, Percent	[43]	11.72%		5.21%					4.66%
C000177646 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Short Duration High Income Fund (Class R6/ASHSX) at NAV
Account Value	[44]	$ 3,546,226.95	3,546,226.95	$ 3,546,226.95	$ 3,546,226.95	3,546,226.95	3,546,226.95	3,546,226.95	$ 3,546,226.95	3,175,403.2	2,860,771.925		3,067,470.875	2,764,749.636	2,745,702.351	2,660,632.378	2,575,842.015	$ 2,500,000
Average Annual Return, Percent	[44]	11.68%		5.25%	4.67%
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Account Value		$ 24,525.70012	24,525.70012	$ 24,525.70012	$ 24,525.70012	24,525.70012	$ 24,525.70012	$ 24,525.70012	$ 24,525.70012	18,614.53137	15,409.04992		19,421.43967	15,240.19875	13,799.111	13,611.38593	12,399.40719		10,450.56647		9,334.43454		$ 2,500,000	10,000	10,000
Average Annual Return, Percent		31.76%		12.19%			10.95%	9.45%	9.39%
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net)
Account Value		$ 16,630.1498	16,630.1498	$ 16,630.1498	16,630.1498	$ 16,630.1498	$ 16,630.1498	$ 16,630.1498	$ 16,630.1498	13,266.63124	11,019.92516		14,725.87166	11,883.78386	11,537.46691	11,681.01722	11,478.70422		9,596.809836	2,500,000	8,783.762193				10,000
Average Annual Return, Percent		25.35%		7.59%		8.05%			5.22%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	$ 12,004.42282	12,004.42282	$ 12,004.42282	10,759.69028	10,690.79808		12,518.44456	12,631.50257	11,806.81238	10,704.66774	10,836.44613	2,500,000	10,828.59358		10,294.08024	2,500,000			10,000
Average Annual Return, Percent		11.57%	(0.76%)	0.33%	1.74%		1.78%		1.84%
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Account Value		$ 14,836.9588	$ 14,836.9588	$ 14,836.9588	$ 14,836.9588	14,836.9588	$ 14,836.9588	14,836.9588	$ 14,836.9588	11,770.49396	10,537.65956		14,658.89054	12,401.31649	11,218.97239	11,449.8572	11,543.56375		9,426.440437		8,071.739913				10,000
Average Annual Return, Percent		26.05%		5.75%					4.02%
S And P Global Water Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Water Index (net)
Account Value		$ 26,806.68048	26,806.68048	$ 26,806.68048	26,806.68048	26,806.68048	26,806.68048	26,806.68048	$ 26,806.68048	20,084.63029	17,445.15203		23,190.19397	16,876.89374	15,325.02088	13,681.23793	13,176.00656		11,596.33394		9,749.734858				10,000
Average Annual Return, Percent		33.47%		11.83%					10.36%
MSCI All Country World ex USA Small Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Cap Index (net)
Account Value		$ 18,037.19849	18,037.19849	$ 18,037.19849	18,037.19849	$ 18,037.19849	18,037.19849	18,037.19849	$ 18,037.19849	14,634.25045	12,297.1509		17,303.72578	13,004.16914	12,157.13334	12,882.75411	12,647.12193		10,610.75745	$ 2,500,000	9,358.459017				10,000
Average Annual Return, Percent		23.25%		8.21%		8.08%			6.08%
Dow Jones Sustainability World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Sustainability World Index (net)
Account Value		$ 24,623.96155	24,623.96155	$ 24,623.96155	24,623.96155	$ 24,623.96155	24,623.96155	$ 24,623.96155	$ 24,623.96155	19,009.38408	15,387.96151		19,035.5407899999	15,248.77339	13,585.34968	13,171.07286	12,253.06754		9,871.466598		8,980.309176			$ 10,000
Average Annual Return, Percent		29.54%		12.63%				9.61%
ICE BofA U S Convertibles Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Convertibles Index
Account Value		$ 23,416.24488	$ 23,416.24488	$ 23,416.24488	23,416.24488	23,416.24488	23,416.24488	$ 23,416.24488	$ 23,416.24488	20,418.80908	18,995.64529		23,746.34201	18,653.40947	14,217.10644	13,669.57326	12,188.16756		10,662.63801		9,775.250284				10,000
Average Annual Return, Percent		14.68%	2.05%	10.49%					8.88%
Sixty MSCI All Country World Index net 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index
Account Value		$ 18,850.62	$ 18,850.62	$ 18,850.62	18,850.62	18,850.62	$ 18,850.62	18,850.62	$ 18,850.62	15,278.68	13,581.08		16,579.21	14,352.3	13,083.87	12,430.95	11,800		10,641.04		9,723.699	$ 2,500,000			10,000
Average Annual Return, Percent		23.38%		7.58%			7.43%		6.54%
ICE BofA 1 3Y BB U S Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index
Account Value		$ 15,341.72697	$ 15,341.72697	$ 15,341.72697	$ 15,341.72697	$ 15,341.72697	$ 15,341.72697	$ 15,341.72697	$ 15,341.72697	$ 13,930.22207	$ 12,958.58916		$ 13,661.48173	$ 12,840.0691	$ 12,431.43701	$ 11,697.36473	$ 11,449.53558	$ 2,500,000	$ 10,954.32299		$ 10,176.57009				$ 10,000
Average Annual Return, Percent		10.13%		4.30%	4.31%				4.37%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[10]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[11]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[14]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[15]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[16]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[17]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[18]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[19]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[20]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[21]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[22]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[23]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[24]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[25]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[26]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[27]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[28]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[29]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[30]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[31]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[32]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[33]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[34]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[38]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[39]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[42]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[43]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[44]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.